Dividend income - Schedule of revenue from dividends (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Interest And Dividend Income, Securities, by Security Type [Abstract]
Dividend income related to financial assets at FVTPL	₩ 136,136		₩ 284,683	₩ 120,158
Dividend income related to financial assets at FVTOCI	23,846		24,528	18,385
Total	₩ 159,982	$ 126,950	₩ 309,211	₩ 138,543